Income Taxes (Components of Net Deferred Tax Assets) (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 97,168	$ 75,221
Tax credit carryforwards	4,083	3,866
Stock based compensation	5,757	5,050
Other	58	1,430
Licensing deduction deferral	10,263	9,910
Gross deferred tax assets	117,329	95,477
Valuation allowance	(117,329)	(95,477)
Net deferred tax asset	$ 0	$ 0